UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.58%
Accommodation - 0.01%
Belmond Ltd. (a)(b)	1,059	$26,316
Administrative and Support Services - 3.68%
AECOM (a)	700	21,672
Booking Holdings, Inc. (a)	711	1,206,596
Broadridge Financial Solutions, Inc.	987	99,934
MasterCard, Inc.	38,857	8,733,888
PayPal Holdings, Inc. (a)	3,190	312,843
Perspecta, Inc.	524	11,056
Robert Half International, Inc.	446	30,413
		10,416,402
Air Transportation - 3.11%
American Airlines Group, Inc.	293	10,440
Delta Air Lines, Inc.	41,349	2,050,084
Mesa Air Group, Inc. (a)	5,099	51,347
Southwest Airlines Co.	90,083	5,048,251
United Continental Holdings, Inc. (a)	18,841	1,654,428
		8,814,550
Ambulatory Health Care Services - 3.62%
Amedisys, Inc. (a)	66,670	8,287,081
Chemed Corp.	208	68,536
Genomic Health, Inc. (a)	25,018	1,900,617
		10,256,234
Apparel Manufacturing - 0.62%
Capri Holdings Ltd. (a)(b)	236	10,762
Columbia Sportswear Co.	2,293	236,064
Lululemon Athletica, Inc. (a)	2,449	368,379
VF Corp.	13,000	1,135,680
		1,750,885
Automobiles & Components - 0.00%
Garrett Motion, Inc. (a)	49	820
Beverage and Tobacco Product Manufacturing - 2.54%
Altria Group, Inc.	7,548	395,591
Boston Beer Co., Inc. (a)	848	265,051
Coca-Cola Co.	8,071	365,939
Coca-Cola Consolidated, Inc.	129	31,974
Coca-Cola European Partners PLC (b)	1,174	55,342
Keurig Dr Pepper, Inc.	137,787	3,465,343
National Beverage Corp.	122	8,368
PepsiCo, Inc.	22,578	2,610,920
		7,198,528
Broadcasting (except Internet) - 0.99%
CBS Corp.	3,848	193,208
Comcast Corp.	12,847	496,793
Discovery Communications, Inc. - Class A (a)	23,775	687,097
Discovery Communications, Inc. - Class C (a)	14,742	401,720
Walt Disney Co.	9,007	1,016,350
		2,795,168
Building Material and Garden Equipment and Supplies Dealers - 3.22%
Fastenal Co.	364	22,910
Home Depot, Inc.	42,020	7,779,583
Lowe's Cos, Inc.	12,472	1,310,682
		9,113,175
Chemical Manufacturing - 6.56%
Abbott Laboratories	149	11,565
AbbVie, Inc.	34,524	2,735,682
Allergan PLC (b)	80	11,017
Celgene Corp. (a)	116	9,642
Chemours Co.	286	10,877
Eli Lilly & Co.	8,874	1,120,697
Emergent BioSolutions, Inc. (a)	4,575	266,951
Gilead Sciences, Inc.	20,040	1,303,001
Innophos Holdings, Inc.	493	16,368

Innoviva, Inc. (a)	203,238	3,190,837
Johnson & Johnson	20,281	2,771,196
Kimberly-Clark Corp.	209	24,418
LyondellBasell Industries NV (b)	15,131	1,294,003
Medifast, Inc.	1,851	235,873
Merck & Co, Inc.	11,522	936,623
Myriad Genetics, Inc. (a)	337	10,457
SIGA Technologies, Inc. (a)	60,386	409,417
Supernus Pharmaceuticals, Inc. (a)	549	22,421
Trex Co., Inc. (a)	5,552	416,122
Trinseo SA (b)	43,423	2,179,400
USANA Health Sciences, Inc. (a)	238	23,443
Vanda Pharmaceuticals, Inc. (a)	12,809	259,254
Vertex Pharmaceuticals, Inc. (a)	6,985	1,318,419
		18,577,683
Clothing and Clothing Accessories Stores - 1.20%
American Eagle Outfitters, Inc.	9,342	190,577
Gap, Inc.	1,059	26,898
Ross Stores, Inc.	7,942	753,140
TJX Companies, Inc.	38,144	1,956,406
Urban Outfitters, Inc. (a)	14,927	460,498
		3,387,519
Computer and Electronic Product Manufacturing - 13.95%
Alphabet, Inc. (a)	5,772	6,465,935
Apple, Inc.	75,665	13,101,395
Broadcom, Inc.	83	22,855
Ciena Corp. (a)	971	41,423
Cirrus Logic, Inc. (a)	243	9,752
Dell Technologies, Inc. (a)	4,751	265,201
Harris Corp.	6,496	1,071,385
Harvard Bioscience, Inc. (a)	6,087	24,470
Intel Corp.	62,048	3,286,062
KEMET Corp.	3,322	62,952
Lam Research Corp.	7,500	1,320,675
Medtronic PLC (b)	113	10,226
Micron Technology, Inc. (a)	195,732	8,001,524
National Instruments Corp.	7,130	333,256
NetApp, Inc.	3,369	219,659
ON Semiconductor Corp. (a)	65,000	1,396,200
QUALCOMM, Inc.	190	10,144
Roper Technologies, Inc.	213	68,937
Rubicon Technology, Inc. (a)	610	5,057
SMART Global Holdings, Inc. (a)(b)	24,523	718,769
Square, Inc. (a)	26,862	2,182,269
Teradyne, Inc.	310	12,657
Thermo Fisher Scientific, Inc.	112	29,072
Turtle Beach Corp. (a)(c)	51,848	797,941
Western Digital Corp.	244	12,273
		39,470,089
Construction of Buildings - 0.46%
KB Home	1,575	35,926
MDC Holdings, Inc.	31,970	922,019
NVR, Inc. (a)	58	151,960
TRI Pointe Group, Inc. (a)	16,300	205,380
		1,315,285
Credit Intermediation and Related Activities - 1.89%
Altisource Portfolio Solutions SA (a)(b)	18,482	463,344
Capital One Financial Corp.	1,904	159,136
Regional Management Corp. (a)	5,035	136,902
Santander Consumer USA Holdings, Inc.	157,753	3,240,247
USA Technologies, Inc. (a)	3,367	13,333
Wells Fargo & Co.	16,844	840,347
World Acceptance Corp. (a)	4,012	493,476
		5,346,785
Data Processing, Hosting and Related Services - 1.98%
Limelight Networks, Inc. (a)	3,360	9,811
Match Group, Inc. (a)	519	28,742
Visa, Inc.	37,492	5,553,315
		5,591,868

Educational Services - 0.12%
ITT Educational Services, Inc. (a)	3,750	0
Strategic Education, Inc.	2,542	332,443
		332,443
Electrical Equipment, Appliance, and Component Manufacturing - 0.01%
AO Smith Corp.	414	21,499
Resideo Technologies, Inc. (a)	81	2,082
		23,581
Electronics and Appliance Stores - 0.19%
Aaron's, Inc.	9,884	536,602
Fabricated Metal Product Manufacturing - 0.01%
General Finance Corp. (a)	1,408	15,206
Food Manufacturing - 0.12%
Bunge Ltd. (b)	6,298	334,298
Food Services and Drinking Places - 0.99%
Cracker Barrel Old Country Store, Inc.	3,709	600,821
Darden Restaurants, Inc.	16,380	1,836,362
Domino's Pizza, Inc.	96	24,090
McDonald's Corp.	801	147,256
Wendy's Co.	10,000	173,300
Yum! Brands, Inc.	234	22,113
		2,803,942
Furniture and Related Product Manufacturing - 0.21%
Herman Miller, Inc.	7,630	279,869
Kimball International, Inc.	15,659	245,690
Sleep Number Corp. (a)	1,476	64,427
		589,986
Gasoline Stations - 0.15%
Delek US Holdings, Inc.	11,813	417,944
General Merchandise Stores - 5.21%
Burlington Stores, Inc. (a)	50,547	8,579,848
Dollar General Corp.	26,783	3,172,714
Tractor Supply Co.	304	28,986
WalMart, Inc.	30,000	2,969,700
		14,751,248
Health and Personal Care Stores - 0.08%
CVS Health Corp.	1,076	62,225
McKesson Corp.	1,000	127,160
Ulta Beauty, Inc. (a)	94	29,374
		218,759
Heavy and Civil Engineering Construction - 0.00%
Century Communities, Inc. (a)	478	10,913
Insurance Carriers and Related Activities - 7.14%
American International Group, Inc.	490	21,168
Anthem, Inc.	29,812	8,965,363
Berkshire Hathaway, Inc. (a)	16,194	3,259,852
Cigna Corp.	9,868	1,721,374
Everest Re Group Ltd. (b)	100	22,611
Humana, Inc.	6,190	1,764,398
Lincoln National Corp.	23,256	1,453,965
Prudential Financial, Inc.	7,525	721,271
Travelers Companies, Inc.	72	9,570
Universal Insurance Holdings, Inc.	39,649	1,547,897
Voya Financial, Inc.	14,467	731,596
		20,219,065
Leather and Allied Product Manufacturing - 1.28%
Crocs, Inc. (a)	67,639	1,736,969
Deckers Outdoor Corp. (a)	182	26,927
NIKE, Inc.	21,592	1,851,082
Tapestry, Inc.	208	7,268
		3,622,246
Machinery Manufacturing - 0.36%
Applied Materials, Inc.	280	10,735
Caterpillar, Inc.	1,008	138,439
Cummins, Inc.	4,156	640,398
Deere & Co.	261	42,814
Ingersoll-Rand PLC (b)	1,641	173,224
		1,005,610
Management of Companies and Enterprises - 0.01%
EchoStar Corp. (a)	470	18,123

Merchant Wholesalers, Durable Goods - 2.30%
3M Co.	6,653	1,379,766
Arrow Electronics, Inc. (a)	17,635	1,405,510
Honeywell International, Inc.	491	75,648
Huntington Ingalls Industries, Inc.	17,422	3,648,341
		6,509,265
Merchant Wholesalers, Nondurable Goods - 2.14%
Central Garden & Pet Co. (a)	58,935	1,641,340
Herbalife Nutrition Ltd. (a)(b)(c)	74,806	4,196,617
Nu Skin Enterprises, Inc.	2,734	164,341
Sysco Corp.	439	29,654
US Foods Holding Corp. (a)	430	15,153
		6,047,105
Miscellaneous Manufacturing - 0.77%
ABIOMED, Inc. (a)	30	10,035
Becton Dickinson & Co.	940	233,863
Brady Corp.	6,646	314,422
Estee Lauder Companies, Inc.	3,000	470,820
Intuitive Surgical, Inc. (a)	55	30,118
Zimmer Biomet Holdings, Inc.	8,990	1,115,839
		2,175,097
Motion Picture and Sound Recording Industries - 2.41%
Netflix, Inc. (a)	9,360	3,351,816
World Wrestling Entertainment, Inc.	41,463	3,470,453
		6,822,269
Motor Vehicle and Parts Dealers - 0.00%
Lithia Motors, Inc.	115	10,381
Nonstore Retailers - 3.25%
Amazon.com, Inc. (a)	5,342	8,759,972
Natural Health Trends Corp. (c)	1,673	21,281
Nutrisystem, Inc.	371	16,057
Systemax, Inc.	18,517	375,154
WW Grainger, Inc.	90	27,429
		9,199,893
Oil and Gas Extraction - 1.23%
Evolution Petroleum Corp.	51,525	364,282
Renewable Energy Group, Inc. (a)	116,826	3,104,067
		3,468,349
Other Information Services - 3.77%
Chegg, Inc. (a)	71,560	2,835,923
Facebook, Inc. (a)	24,916	4,022,688
QuinStreet, Inc. (a)	130,686	1,749,886
Travelzoo (a)	798	10,589
Twitter, Inc. (a)	25,000	769,500
Yelp, Inc. (a)	34,631	1,290,351
		10,678,937
Paper Manufacturing - 0.57%
International Paper Co.	5,915	271,025
Veritiv Corp. (a)	113	3,265
Verso Corp. (a)	68,564	1,347,283
		1,621,573
Primary Metal Manufacturing - 0.07%
Global Brass & Copper Holdings, Inc.	350	11,812
Olympic Steel, Inc.	9,542	185,306
		197,118
Professional, Scientific, and Technical Services - 6.91%
Accenture PLC (b)	2,481	400,384
Amgen, Inc.	3,682	699,875
Arrowhead Pharmaceuticals, Inc. (a)	4,374	85,380
CACI International, Inc. (a)	4,293	782,442
Cognizant Technology Solutions Corp.	2,040	144,799
eBay, Inc.	370	13,745
Hackett Group, Inc.	16,445	267,396
Insperity, Inc.	29,758	3,757,543
Itron, Inc. (a)	363	19,243
LivePerson, Inc. (a)	33,937	948,879
Okta, Inc. (a)	8,323	706,456
salesforce.com, Inc. (a)	12,556	2,054,789
SecureWorks Corp. (a)(c)	2,707	60,068
Trade Desk, Inc. (a)	224	44,249
VMware, Inc. (a)	55,650	9,561,227
		19,546,475

Publishing Industries (except Internet) - 9.22%
Adobe, Inc. (a)	11,597	3,044,212
Citrix Systems, Inc.	1,323	139,577
DXC Technology Co.	16,850	1,109,741
EPAM Systems, Inc. (a)	1,225	198,181
ePlus, Inc. (a)	18,115	1,620,206
Fair Isaac Corp. (a)	1,000	247,820
InterActiveCorp (a)	22,322	4,755,702
Intuit, Inc.	126	31,138
Microsoft Corp.	115,806	12,973,746
Mitek Systems, Inc. (a)	2,335	25,241
News Corp.	852	11,093
Oracle Corp.	20,000	1,042,600
Red Hat, Inc. (a)	123	22,460
Twenty-First Century Fox, Inc.	3,908	196,025
Twilio, Inc. (a)	1,279	155,642
Workday, Inc. (a)	160	31,669
Workiva, Inc. (a)	10,000	494,500
		26,099,553
Rail Transportation - 0.02%
CSX Corp.	321	23,327
Union Pacific Corp.	173	29,012
		52,339
Rental and Leasing Services - 0.96%
Air Lease Corp.	9,515	355,480
Aircastle Ltd. (b)	22,939	455,568
CAI International, Inc. (a)	12,850	302,746
Triton International Ltd. (b)	12,826	422,104
United Rentals, Inc. (a)	8,718	1,173,356
		2,709,254
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.25%
BlackRock, Inc.	143	63,380
CME Group, Inc.	145	26,377
Investment Technology Group, Inc.	5,190	156,894
Morningstar, Inc.	4,569	578,252
S&P Global, Inc.	6,451	1,292,587
Yum China Holdings, Inc.	33,790	1,409,719
		3,527,209
Social Assistance - 0.26%
Care.com, Inc. (a)	28,707	723,129
Specialty Trade Contractors - 0.69%
Armstrong Flooring, Inc. (a)	2,076	29,770
Comfort Systems USA, Inc.	763	40,912
Quanta Services, Inc.	52,756	1,880,224
		1,950,906
Support Activities for Mining - 0.00%
Antero Resources Corp. (a)	924	8,002
Support Activities for Transportation - 0.00%
Willis Lease Finance Corp. (a)	300	12,618
Telecommunications - 0.26%
ARC Group Worldwide, Inc. (a)	1,500	1,575
AT&T, Inc.	8,113	252,477
T-Mobile US, Inc. (a)	6,578	474,997
Vonage Holdings Corp. (a)	1,644	16,900
		745,949
Transportation Equipment Manufacturing - 3.78%
Allison Transmission Holdings, Inc.	552	27,434
Boeing Co.	14,291	6,287,468
Commercial Vehicle Group, Inc. (a)	8,111	64,888
Lawson Products, Inc. (a)	3,160	99,761
Lear Corp.	26,629	4,049,472
Marine Products Corp.	7,973	112,898
Meritor, Inc. (a)	2,416	53,829
		10,695,750
Utilities - 0.01%
Ormat Technologies, Inc.	629	35,117
TOTAL COMMON STOCKS (Cost $164,787,092)		281,797,561

RIGHTS - 0.00%
Newstar Financial, Inc. CVR (a)(d)(e)	4,036	2,341
TOTAL RIGHTS (Cost $0)		2,341

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.36%
Money Market Fund - 0.36%
First American Government Obligations Fund, Class Y, 2.040% (f)	1,015,103	1,015,103
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 1,015,103)		1,015,103

SHORT-TERM INVESTMENTS - 0.28%
Money Market Fund - 0.28%
First American Treasury Obligations Fund, Class X, 2.309% (f)	787,554	787,554
TOTAL SHORT-TERM INVESTMENTS (Cost $787,554)		787,554

Total Investments (Cost $166,589,749) - 100.22%		283,602,559
Liabilities in Excess of Other Assets - (0.22)%		(627,455)
TOTAL NET ASSETS - 100.00%		$282,975,104

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $954,615.
(d)	Illiquid security. The total market value of this security was $2,341, representing 0.00% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of February 28, 2019.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these schedule of investments.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.98%
Australia - 11.39%
BHP Billiton Ltd.	242,628	$6,408,151
BlueScope Steel Ltd.	113,865	1,082,413
Caltex Australia Ltd.	4,137	83,888
CIMIC Group Ltd.	49,568	1,764,576
Coca-Cola Amatil Ltd.	397,943	2,250,192
Cochlear Ltd.	11,437	1,383,873
Coles Group Ltd. (a)	608	4,886
CSL Ltd.	4,356	597,002
Flight Centre Travel Group Ltd.	7,067	229,574
Insurance Australia Group Ltd.	175,613	916,084
Macquarie Group Ltd.	3,822	348,967
Medibank Private Ltd.	438,732	884,300
Qantas Airways Ltd.	303,654	1,234,524
Rio Tinto Ltd.	87,852	5,987,698
Sonic Healthcare Ltd.	3,000	51,392
South32 Ltd.	435,897	1,218,510
Treasury Wine Estates Ltd.	1,817	19,302
Washington H Soul Pattinson & Co. Ltd.	22,136	462,371
Wesfarmers Ltd.	608	14,333
Woolworths Group Ltd.	7,887	160,626
		25,102,662
Austria - 0.26%
ANDRITZ AG	2,165	108,066
Verbund AG	9,600	461,527
		569,593
Belgium - 3.57%
Colruyt SA	82,841	5,908,628
UCB SA	23,264	1,949,076
		7,857,704
Bermuda - 1.86%
Jardine Strategic Holdings Ltd.	43,265	1,704,250
NWS Holdings Ltd.	992,472	2,404,681
		4,108,931
Cayman Islands - 0.12%
WH Group Ltd. (b)	304,314	269,852
Denmark - 4.07%
Coloplast A/S	10,733	1,070,380
H Lundbeck A/S	38,826	1,772,518
Novo Nordisk A/S	113,660	5,572,255
Vestas Wind System A/S	185	15,413
William Demant Holding A/S (a)	18,000	540,295
		8,970,861
Finland - 1.51%
Elisa OYJ	4,616	193,629
Metso OYJ	757	25,648
Neste OYJ	29,115	2,799,470
Stora Enso OYJ	2,458	32,922
UPM-Kymmene OYJ	7,850	236,707
Wartsila OYJ Abp	3,051	49,532
		3,337,908
France - 10.49%
Aeroports de Paris	1,840	356,945
Alstom SA	156,133	6,784,471
Arkema SA	3,095	311,900
Atos SE	6,067	582,069
Bouygues SA	21,890	827,307
Capgemini SE	8,786	1,050,174
Dassault Systemes SE	8,374	1,224,268
Eiffage SA	3,500	341,357
EssilorLuxottica SA	518	62,691
Eurazeo SE	9,101	683,821
Hermes International	1,348	853,647
Ipsen SA	86	11,891

Kering SA	831	453,364
Legrand SA	1,384	91,274
L'Oreal SA	1,861	469,363
LVMH Moet Hennessy Louis Vuitton SE	6,226	2,136,693
Pernod Ricard SA	2,332	401,356
Peugeot SA	115,263	2,930,670
Remy Cointreau SA	5,147	670,418
Safran SA	3,830	522,091
SCOR SE	29,216	1,314,441
Societe BIC SA	5,722	541,064
Thales SA	3,776	464,624
Ubisoft Entertainment SA (a)	227	16,365
Veolia Environnement SA	984	21,591
		23,123,855
Germany - 7.85%
Adidas AG	10,126	2,458,069
Axel Springer SE	1,647	94,035
Bayer AG	6,996	558,917
Commerzbank AG	68,274	562,732
Continental AG	136	22,275
Daimler AG	564	33,767
Deutsche Boerse AG	938	118,430
Deutsche Lufthansa AG	71,132	1,816,122
Deutsche Post AG	26,669	827,143
E.ON SE	50,000	549,937
Fresenius Medical Care AG & Co. KGaA	1,091	85,294
Henkel AG & Co. KGaA	5,764	541,972
HUGO BOSS AG	13,395	990,295
Infineon Technologies AG	15,000	329,658
Kabel Deutschland Holding AG	7,275	860,594
Porsche Automobil Holding SE - Preference Shares	12,051	801,339
Puma SE	4,564	2,572,299
RWE AG	80,223	1,957,261
SAP SE	12,782	1,368,014
Siemens AG	2,400	262,184
Volkswagen AG - Preference Shares	634	108,711
Wirecard AG	2,764	378,051
		17,297,099
Hong Kong - 2.30%
AIA Group Ltd.	164,754	1,644,300
HKT Trust & HKT Ltd.	489,275	764,166
SJM Holdings Ltd.	1,261,087	1,420,410
Swire Pacific Ltd.	15,000	178,447
Techtronic Industries Co. Ltd.	157,215	1,050,236
		5,057,559
Ireland - 0.36%
Kerry Group PLC	2,339	240,600
Smurfit Kappa Group PLC	19,602	555,327
		795,927
Israel - 1.06%
Bank Leumi Le-Israel BM	4,909	32,467
Check Point Software Technologies Ltd. (a)	1,558	190,543
Israel Chemicals Ltd.	148,375	830,342
Mizrahi Tefahot Bank Ltd.	56,633	1,084,420
Nice Ltd.	1,147	135,288
Taro Pharmaceutical Industries Ltd.	707	72,376
		2,345,436
Italy - 0.30%
Moncler SpA	16,518	633,374
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	22,074
Saipem SpA (a)	131	680
		656,128
Japan - 13.51%
Alfresa Holdings Corp.	50,583	1,467,100
Astellas Pharma, Inc.	16,240	251,795
Bandai Namco Holdings, Inc.	10,000	425,858
Calbee, Inc.	1,000	27,762
Daiichi Sankyo Co Ltd.	27,389	1,026,139
Fujitsu Ltd.	4,607	310,920
Hitachi Construction Machinery Co. Ltd.	761	19,027

Hitachi High-Technologies Corp.	6,000	229,344
Hitachi Ltd.	30,296	910,709
Hoya Corp.	7,488	457,797
ITOCHU Corp.	110,730	1,989,038
Kakaku.com, Inc.	44,182	850,369
Kaneka Corp.	500	19,609
Keisei Electric Railway Co. Ltd.	593	20,246
Kikkoman Corp.	52,607	2,624,016
Kose Corp.	12,518	2,032,055
Marui Group Co Ltd.	25,000	440,494
Mitsui Chemicals, Inc.	7,000	170,811
MonotaRO Co Ltd.	6,395	151,333
Nabtesco Corp.	577	15,299
Nagoya Railroad Co. Ltd.	707	19,478
Nexon Co. Ltd.	1,342	21,400
NGK Insulators Ltd.	6,093	93,124
NGK Spark Plug Co. Ltd.	931	19,864
Nisshin Seifun Group, Inc.	30,000	644,680
NSK Ltd.	33,988	313,481
Omron Corp.	11,015	476,630
Pola Orbis Holdings, Inc.	57,046	1,607,000
Ryohin Keikaku Co. Ltd.	68	16,088
SBI Holdings, Inc.	8,349	176,542
Shimizu Corp.	11,544	101,550
Shionogi & Co. Ltd.	6,447	412,540
Shiseido Co. Ltd.	37,576	2,485,370
Showa Denko KK	39,284	1,470,102
SoftBank Group Corp.	12,116	1,124,295
Subaru Corp.	38	968
Sumitomo Dainippon Pharma Co. Ltd.	143,323	3,542,455
Suzuken Co. Ltd.	27,499	1,505,923
Unicharm Corp.	15,955	508,222
Yamaha Corp.	919	45,323
Yamazaki Baking Co. Ltd.	52,539	901,651
Yokogawa Electric Corp.	42,853	826,909
ZOZO, Inc.	1,013	19,111
		29,772,427
Jersey - 0.33%
Experian PLC	4,542	118,158
Ferguson PLC	5,524	381,646
Glencore PLC	58,027	233,789
		733,593
Luxembourg - 0.00%
Tenaris SA	636	8,458
Netherlands - 6.73%
Airbus SE	3,828	493,171
Ferrari NV	3,156	406,059
Fiat Chrysler Automobiles NV	31,810	470,086
Heineken Holding NV	16,716	1,615,280
Heineken NV	287	28,889
ING Groep NV	180	2,379
Koninklijke DSM NV	4,688	504,261
Koninklijke KPN NV	844,730	2,603,991
Koninklijke Philips NV	46,015	1,831,039
Koninklijke Vopak NV	19,115	933,729
NN Group NV	74,158	3,227,769
Randstad NV	1,208	64,416
STMicroelectronics NV	818	13,369
Unilever NV	25,005	1,354,210
Wolters Kluwer NV	19,531	1,287,024
		14,835,672
New Zealand - 0.40%
a2 Milk Co. Ltd. (a)	71,738	697,214
Fisher & Paykel Healthcare Corp Ltd.	11,589	115,955
Mercury NZ Ltd.	10,033	25,205
Spark New Zealand Ltd.	16,761	42,549
		880,923
Norway - 0.67%
Equinor ASA	21,276	478,539
Norsk Hydro ASA	31,302	129,193
Orkla ASA	109,452	862,724
		1,470,456

Portugal - 0.07%
Galp Energia SGPS SA	10,000	163,955
Singapore - 1.51%
ComfortDelGro Corp. Ltd.	528,170	932,197
Fraser & Neave Ltd.	14,289	19,052
Genting Singapore Ltd.	656,981	495,289
Sembcorp Industries Ltd.	337,143	652,635
United Overseas Bank Ltd.	23,900	440,499
Wilmar International Ltd.	330,682	781,023
		3,320,695
Spain - 2.45%
Aena SME SA (b)	2,076	370,242
Amadeus IT Group SA	20,437	1,537,318
CaixaBank SA	169,712	604,615
Ferrovial SA	716	16,489
Industria de Diseno Textil SA	367	11,078
International Consolidated Airlines Group SA	243,349	1,922,995
Red Electrica Corp. SA	43,045	929,992
		5,392,729
Sweden - 5.35%
Atlas Copco AB - Class A	556	15,069
Atlas Copco AB - Class B	623	15,634
Boliden AB	46,738	1,277,773
Epiroc AB - Class A	556	5,580
Epiroc AB - Class B	623	5,850
Essity AB	5,840	162,967
Holmen AB	606	12,806
Industrivarden AB	13,989	291,172
Investor AB	49,404	2,204,674
Kinnevik AB	1,571	39,757
Lundin Petroleum AB	37,711	1,235,503
Sandvik AB	31,528	516,780
Swedish Match AB	102,895	4,822,392
Telefonaktiebolaget LM Ericsson	130,941	1,193,559
		11,799,516
Switzerland - 9.25%
ABB Ltd.	12,268	241,545
Adecco Group AG	26,696	1,382,813
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	36	233,904
Cie Financiere Richemont SA	989	75,561
Coca-Cola HBC AG (a)	4,221	141,970
Credit Suisse Group AG	18,424	227,222
EMS-Chemie Holding AG	990	570,796
Kuehne + Nagel International AG	5,000	651,373
Lonza Group AG	3,773	1,047,802
Nestle SA	33,128	2,996,558
Novartis AG	82,111	7,483,105
Roche Holding AG	7,277	2,019,544
SGS SA	369	939,556
Sika AG	600	81,047
Sonova Holding AG	267	49,819
Swatch Group AG	281	16,042
Swatch Group AG - Bearer Shares	2,196	648,457
Temenos AG (a)	8,444	1,220,751
UBS Group AG	3,540	44,922
Vifor Pharma AG	2,500	312,155
		20,384,942
United Kingdom - 13.56%
3i Group PLC	227,186	2,852,969
Anglo American PLC	42,959	1,139,344
Ashtead Group PLC	72,281	1,918,450
AstraZeneca PLC	1,797	146,443
Auto Trader Group PLC (b)	317,889	2,006,813
Berkeley Group Holdings PLC	45,540	2,385,267
BP PLC	75,000	531,697
Burberry Group PLC	72,780	1,824,706
Carnival PLC	100,868	5,655,589
Croda International PLC	1,316	83,961

G4S PLC	68,196	189,790
Hargreaves Lansdown PLC	1,004	23,207
InterContinental Hotels Group PLC	3,856	230,568
Intertek Group PLC	1,145	77,258
ITV PLC	11,855	20,594
Kingfisher PLC	2,816	9,051
London Stock Exchange Group PLC	4,374	261,206
Mondi PLC	896	20,512
Next PLC	35,402	2,387,630
Pearson PLC	186,253	2,099,959
Persimmon PLC	26,733	863,453
RELX PLC - BATS Trading Europe	34,636	795,050
RELX PLC - London Stock Exchange	57,654	1,323,490
Rio Tinto PLC	1,017	58,423
Sage Group PLC	64,982	570,026
Smith & Nephew PLC	8,263	157,003
Smiths Group PLC	28,872	548,343
Tate & Lyle PLC	5,289	48,686
Unilever PLC	30,951	1,647,763
		29,877,251
United States - 0.01%
Ball Corp.	540	29,690
TOTAL COMMON STOCKS (Cost $193,195,322)		218,163,822

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
First American Treasury Obligations Fund, Class X, 2.309% (c)	769	769
TOTAL SHORT-TERM INVESTMENTS (Cost $769)		769

Total Investments (Cost $193,196,091) - 98.98%		218,164,591
Other Assets in Excess of Liabilities - 1.02%		2,241,890
TOTAL NET ASSETS - 100.00%		$220,406,481

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $2,646,907, represents 1.20% of net assets.
(c)	Seven day yield as of February 28, 2019.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
Abp	Publikt aktiebolag is the Swedish term for publicly traded companies.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
BM	An abbreviation that refers to a limited liability company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these schedule of investments.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 17.14%
Australia - 0.00%
OneMarket Ltd. (a)	3,750	$1,742
Bermuda - 2.01%
Brookfield Property Partners LP	11,933	234,044
Gemdale Properties & Investment Corp Ltd.	6,650,633	762,500
HKC Holdings Ltd.	26,889	23,893
Hongkong Land Holdings Ltd.	131,973	946,583
Kerry Properties Ltd.	181,270	757,310
Road King Infrastructure Ltd.	102,828	196,568
Sinolink Worldwide Holdings Ltd. (a)	1,250,000	98,669
		3,019,567
Brazil - 0.28%
BR Malls Participacoes SA	51,271	182,499
Construtora Tenda SA	19,815	175,669
Direcional Engenharia SA	27,778	64,413
		422,581
Cayman Islands - 2.14%
Agile Group Holdings Ltd.	614,965	768,467
China Aoyuan Group Ltd.	415,543	326,321
China Resources Land Ltd.	282,000	1,052,024
Jiayuan International Group Ltd.	142,000	69,060
Longfor Group Holdings Ltd.	174,301	516,693
Powerlong Real Estate Holdings Ltd.	280,000	130,665
Shui On Land Ltd.	350,797	87,613
Yuzhou Properties Co. Ltd.	516,427	252,096
		3,202,939
Germany - 1.69%
ADLER Real Estate AG	19,778	279,246
Deutsche Wohnen SE	13,980	650,592
DIC Asset AG	2,758	30,739
TAG Immobilien AG	23,056	536,171
TLG Immobilien AG	16,263	472,065
Vonovia SE	11,678	565,232
		2,534,045
Hong Kong - 2.98%
Henderson Land Development Co. Ltd.	83,602	472,693
Hysan Development Co. Ltd.	153,514	810,666
Liu Chong Hing Investment Ltd.	13,337	21,495
New World Development Co. Ltd.	269,855	430,842
Poly Property Group Co. Ltd.	204,152	76,928
Sino Land Co. Ltd.	710,905	1,323,499
Swire Properties Ltd.	113,902	457,222
Wheelock & Co. Ltd.	129,609	878,289
		4,471,634
Indonesia - 0.07%
Bumi Serpong Damai Tbk PT (a)	384,000	36,877
Ciputra Development Tbk PT	387,000	24,076
Pakuwon Jati Tbk PT	900,000	39,655
		100,608
Israel - 0.07%
Azrieli Group Ltd.	1,866	104,405
Japan - 1.06%
Aeon Mall Co. Ltd.	2,729	44,497
Heiwa Real Estate Co. Ltd.	5,239	99,612
Leopalace21 Corp.	4,404	9,547
Mitsui Fudosan Co. Ltd.	815	19,341
Nomura Real Estate Holdings, Inc.	10,000	189,515
Sumitomo Realty & Development Co. Ltd.	31,960	1,196,267
Tokyo Tatemono Co. Ltd.	2,402	27,921
		1,586,700
Jersey - 0.03%
Atrium Eurpopean Real Estate Ltd.	10,533	40,615
Luxembourg - 1.61%
ADO Properties SA (b)	9,434	540,161
Aroundtown SA	182,895	1,535,755
Grand City Properties SA	14,018	329,660
		2,405,576
Malaysia - 0.01%
UOA Development Bhd	32,200	18,024
Mexico - 0.10%
Corp Inmobiliaria Vesta SAB de CV	101,225	146,997

Netherlands - 0.07%
Eurocommercial Properties NV	3,788	110,646
New Zealand - 0.19%
Argosy Property Ltd.	110,786	92,797
Kiwi Property Group Ltd.	103,269	99,146
Precinct Properties New Zealand Ltd.	89,355	91,274
		283,217
Norway - 0.06%
Entra ASA (b)	6,138	86,053
Philippines - 0.58%
Megaworld Corp.	1,000,000	99,862
Robinsons Land Corp.	296,391	134,164
SM Prime Holdings, Inc.	860,876	637,668
		871,694
Singapore - 1.26%
City Developments Ltd.	55,520	365,534
United Industrial Corp. Ltd.	194,476	416,833
UOL Group Ltd.	138,912	680,351
Wing Tai Holdings Ltd.	235,663	352,095
Yanlord Land Group Ltd.	72,611	74,512
		1,889,325
Sweden - 1.55%
Castellum AB	10,217	186,049
Fabege AB	72,541	973,935
Hembla AB (a)	4,274	78,668
Hemfosa Fastigheter AB	52,006	444,166
Hufvudstaden AB	7,090	114,555
Klovern AB	106,640	141,982
Kungsleden AB	37,031	276,551
Nyfosa AB (a)	18,134	104,708
		2,320,614
Switzerland - 0.44%
Allreal Holding AG	887	142,520
PSP Swiss Property AG	3,221	327,635
Swiss Prime Site AG (a)	2,244	189,164
		659,319
Thailand - 0.21%
Central Pattana PLC	130,689	313,144
United Kingdom - 0.44%
Capital & Counties Properties PLC	8,006	27,136
Daejan Holdings PLC	8,322	636,696
		663,832
United States - 0.29%
CBRE Group, Inc. (a)	541	26,920
Forestar Group, Inc. (a)	6,557	111,272
FRP Holdings, Inc. (a)	915	46,894
Jones Lang LaSalle, Inc.	116	19,154
Marcus & Millichap, Inc. (a)	1,465	56,579
RMR Group, Inc.	2,413	172,650
		433,469
TOTAL COMMON STOCKS (Cost $24,315,304)		25,686,746

REAL ESTATE INVESTMENT TRUSTS - 82.07%
Australia - 6.32%
Abacus Property Group	982	2,516
Astro Japan Property Group (a)(c)(d)(f)	107,959	3,829
BWP Trust	369,933	971,268
Charter Hall Education Trust	10,135	24,012
Charter Hall Retail REIT	79,372	256,163
Cromwell Property Group	317,286	248,916
Dexus	191,841	1,637,546
GDI Property Group	100,000	99,671
Goodman Group	96,191	874,921
GPT Group	302,236	1,255,149
Mirvac Group	462,961	846,090
Scentre Group	246,005	676,618
Vicinity Centres	1,474,405	2,576,252
		9,472,951
Belgium - 0.58%
Aedifica SA	379	34,800
Befimmo SA	2,586	140,587
Cofinimmo SA	2,010	261,092
Montea C.V.A (e)	1,547	102,763
Warehouses De Pauw CVA	2,228	328,454
		867,696
Canada - 3.95%
Artis Real Estate Investment Trust	4,019	32,526
Canadian Apartment Properties REIT	20,348	776,995

Dream Global Real Estate Investment Trust	48,283	497,158
Dream Office Real Estate Investment Trust	8,524	160,965
Granite Real Estate Investment Trust	45,674	2,139,748
H&R Real Estate Investment Trust	14,434	249,095
InterRent Real Estate Investment Trust	85,865	920,669
Morguard Real Estate Investment Trust	37,272	354,041
RioCan Real Estate Investment Trust	19,256	367,868
SmartCentres Real Estate Investment Trust	15,726	403,442
WPT Industrial Real Estate Investment Trust	1,100	14,740
		5,917,247
France - 1.37%
Covivio	2,503	253,409
Gecina SA	8,888	1,316,173
Societe de la Tour Eiffel	10,381	490,026
Unibail-Rodamco-Westfield - CDI (a)	1	8
		2,059,616
Guernsey - 0.33%
MedicX Fund Ltd.	24,509	30,427
Picton Property Income Ltd.	50,000	57,232
Schroder Real Estate Investment Trust Ltd.	33,987	25,965
UK Commercial Property REIT Ltd.	327,205	373,663
		487,287
Hong Kong - 4.24%
Champion REIT	2,217,342	1,773,411
Hui Xian Real Estate Investment Trust	141,122	70,923
Link REIT	398,605	4,508,692
		6,353,026
Ireland - 0.25%
Green REIT PLC	147,164	247,261
Irish Residential Properties REIT PLC	73,680	130,740
		378,001
Italy - 0.03%
Immobiliare Grande Distribuzione SIIQ SpA	6,260	44,382
Japan - 5.89%
Advance Residence Investment Corp.	85	236,402
Comforia Residential REIT, Inc.	32	82,683
Daiwa House REIT Investment Corp.	100	222,936
Daiwa Office Investment Corp.	122	813,543
Frontier Real Estate Investment Corp.	11	45,405
Fukuoka REIT Corp.	43	65,332
Global One Real Estate Investment Corp.	379	430,304
GLP J-Reit	40	41,754
Hankyu REIT, Inc.	85	110,497
Heiwa Real Estate REIT, Inc.	80	88,503
Hulic Reit, Inc.	336	533,639
Japan Excellent, Inc.	54	74,642
Japan Hotel REIT Investment Corp.	1,405	1,084,750
Japan Logistics Fund, Inc.	101	202,235
Japan Rental Housing Investments, Inc.	93	73,346
Japan Retail Fund Investment Corp.	54	108,931
Kenedix Office Investment Corp.	240	1,601,619
Marimo Regional Revitalization REIT, Inc. (e)	120	115,548
Mori Hills REIT Investment Corp.	95	121,210
Mori Trust Sogo Reit, Inc.	145	221,525
Nippon Accommodations Fund, Inc.	66	328,167
Nomura Real Estate Master Fund, Inc.	647	886,346
Ooedo Onsen Reit Investment Corp.	120	89,539
Orix JREIT, Inc.	181	296,692
Premier Investment Corp.	480	572,131
Tokyu REIT, Inc.	200	297,324
United Urban Investment Corp.	48	74,449
		8,819,452
Jersey - 0.02%
Target Healthcare REIT Ltd.	16,666	25,421
Malaysia - 0.08%
IGB Real Estate Investment Trust	108,000	46,212
KLCCP Stapled Group	25,200	48,578
Sunway Real Estate Investment Trust	64,000	27,704
		122,494
Mexico - 0.20%
Concentradora Fibra Danhos SA de CV	21,000	29,930
Fibra Uno Administracion SA de CV	100,000	138,942
Macquarie Mexico Real Estate Management SA de CV (a)(b)	46,000	53,583
PLA Administradora Industrial S de RL de CV	30,000	44,997
Prologis Property Mexico SA de CV	18,000	33,514
		300,966
Netherlands - 0.41%
NSI NV	4,471	186,385

Vastned Retail NV	10,386	396,236
Wereldhave NV	831	24,221
		606,842
New Zealand - 0.10%
Goodman Property Trust	134,956	150,649

Singapore - 2.03%
CapitaLand Commercial Trust	36,384	52,178
ESR-REIT	36,158	14,431
Fortune Real Estate Investment Trust	1,729,603	2,132,657
Mapletree Commercial Trust	108,937	142,475
Mapletree Industrial Trust	100,000	148,002
Mapletree Logistics Trust	386,925	394,828
Starhill Global REIT	171,918	88,312
Suntec Real Estate Investment Trust	44,263	63,042
		3,035,925
South Africa - 0.59%
Arrowhead Properties Ltd. (a)	79,358	23,263
Fortress REIT Ltd. - Class A	79,360	106,190
Fortress REIT Ltd. - Class B	68,360	67,167
Hyprop Investments Ltd.	30,746	168,677
SA Corporate Real Estate Ltd.	1,056,595	274,612
Vukile Property Fund Ltd.	167,036	238,458
		878,367
Spain - 0.46%
Lar Espana Real Estate Socimi SA	8,340	74,880
Merlin Properties Socimi SA	47,468	614,880
		689,760
United Kingdom - 4.43%
Assura PLC	219,035	167,726
Big Yellow Group PLC	66,272	861,948
British Land Co. PLC	147,510	1,180,588
Derwent London PLC	10,133	439,116
Hammerson PLC	20,799	105,365
Hansteen Holdings PLC	179,858	233,783
Land Securities Group PLC	1,686	20,135
Segro PLC	96,824	849,174
Shaftesbury PLC	1,209	14,119
Tritax Big Box REIT PLC	543,673	1,026,194
UNITE Group PLC	65,148	790,875
Workspace Group PLC	73,358	953,269
		6,642,292
United States - 50.79%
Acadia Realty Trust	6,021	171,538
Agree Realty Corp.	47,467	3,120,006
Alexander & Baldwin, Inc.	1,400	32,102
Alexandria Real Estate Equities, Inc.	385	52,318
American Assets Trust, Inc.	11,815	513,244
American Campus Communities, Inc.	12,011	541,216
American Homes 4 Rent	2,874	62,768
American Tower Corp.	728	128,237
Americold Realty Trust	79,230	2,277,862
Apartment Investment & Management Co.	31,991	1,565,320
Apple Hospitality REIT, Inc.	1,815	29,911
AvalonBay Communities, Inc.	17,084	3,325,059
Boston Properties, Inc.	452	59,976
Braemar Hotels & Resorts, Inc.	332	4,323
Brandywine Realty Trust	2,500	39,300
Camden Property Trust	27,055	2,653,825
CareTrust REIT, Inc.	75,000	1,675,500
Chatham Lodging Trust	819	16,364
Chesapeake Lodging Trust	16,337	492,070
Columbia Property Trust, Inc.	35,571	769,401
Community Healthcare Trust, Inc.	8,400	299,796
Cousins Properties, Inc.	49,847	474,543
CubeSmart	26,694	817,904
CyrusOne, Inc.	311	15,500
DiamondRock Hospitality Co.	30,225	323,105
Duke Realty Corp.	7,821	231,267
EastGroup Properties, Inc.	3,186	336,633
EPR Properties	17,597	1,293,028
Equity Commonwealth	92,552	3,021,823
Equity LifeStyle Properties, Inc.	1,182	128,412
Equity Residential	22,395	1,650,288
Extra Space Storage, Inc.	172	16,502
Federal Realty Investment Trust	223	29,791
First Industrial Realty Trust, Inc.	9,846	330,038
Four Corners Property Trust, Inc.	60,000	1,643,400

Getty Realty Corp.	98,674	3,251,308
HCP, Inc.	1,380	42,463
Healthcare Realty Trust, Inc.	4,600	145,590
Healthcare Trust of America, Inc.	17,027	485,099
Hersha Hospitality Trust	884	16,663
Host Hotels & Resorts, Inc.	106,566	2,089,759
Hudson Pacific Properties, Inc.	516	17,141
Independence Realty Trust, Inc.	1,576	16,327
Investors Real Estate Trust	281	16,967
JBG SMITH Properties	30,588	1,232,390
Kilroy Realty Corp.	16,867	1,243,267
Liberty Property Trust	27,098	1,282,548
Life Storage, Inc.	18,705	1,825,608
LTC Properties, Inc.	21,342	948,012
Mack-Cali Realty Corp.	13,152	276,323
MedEquities Realty Trust, Inc.	14,305	152,348
Medical Properties Trust, Inc.	148,929	2,714,976
Mid-America Apartment Communities, Inc.	26,674	2,762,893
National Health Investors, Inc.	24,504	1,912,047
National Retail Properties, Inc.	1,500	78,150
National Storage Affiliates Trust	586	16,595
Omega Healthcare Investors, Inc.	9,650	346,435
Paramount Group, Inc.	52,000	746,720
Park Hotels & Resorts, Inc.	52,952	1,654,220
Physicians Realty Trust	92,942	1,679,462
Piedmont Office Realty Trust, Inc.	103,468	2,117,990
Preferred Apartment Communities, Inc.	1,394	21,245
Prologis, Inc.	30,894	2,164,434
PS Business Parks, Inc.	13,918	2,048,312
Public Storage	6,637	1,403,659
Rayonier, Inc.	14,528	428,140
Realty Income Corp.	247	17,083
Regency Centers Corp.	545	35,561
Retail Properties of America, Inc.	105,152	1,310,194
Rexford Industrial Realty, Inc.	65,701	2,252,230
RPT Realty	1,262	16,002
Ryman Hospitality Properties, Inc.	5,387	436,293
SBA Communications Corp. (a)	153	27,626
Simon Property Group, Inc.	18,680	3,384,069
SL Green Realty Corp.	8,933	810,402
Spirit MTA REIT	586	4,307
Spirit Realty Capital, Inc.	7,493	289,530
STORE Capital Corp.	11,181	363,047
Sun Communities, Inc.	4,009	455,302
Sunstone Hotel Investors, Inc.	43,739	658,272
Tanger Factory Outlet Centers, Inc.	2,662	57,473
Terreno Realty Corp.	26,830	1,097,347
Tier REIT, Inc.	25,886	627,735
UDR, Inc.	14,766	655,906
Universal Health Realty Income Trust	782	58,236
Urstadt Biddle Properties, Inc.	16,933	354,238
Ventas, Inc.	258	16,189
VICI Properties, Inc.	30,000	639,300
Vornado Realty Trust	9,575	644,493
Washington Prime Group, Inc.	2,929	16,930
Washington Real Estate Investment Trust	7,500	198,675
Weingarten Realty Investors	1,731	49,870
Welltower, Inc.	216	16,051
WP Carey, Inc.	2,784	205,654
Xenia Hotels & Resorts, Inc.	6,100	119,133
		76,096,609
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $107,232,931)		122,948,983

CLOSED-END FUNDS - 0.03%
Guernsey - 0.03%
F&C Commercial Property Trust Ltd.	27,740	45,108
TOTAL CLOSED-END FUNDS (Cost $56,865)		45,108

RIGHTS - 0.00% (a)(c)
China Aoyuan Group Ltd.	4,889	1,158
Montea C.V.A (e)	1,547	704
TOTAL RIGHTS (Cost $3,701)		1,862

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.16%
Money Market Fund - 0.16%
First American Government Obligations Fund, Class Y, 2.040% (g)	246,408	246,408
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 246,408)		246,408

LIQUIDATING TRUSTS - 0.01%
United States - 0.01%
Winthrop Realty Trust (a)(c)	9,590	11,604
TOTAL LIQUIDATING TRUSTS (Cost $21,535)		11,604

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
First American Treasury Obligations Fund, Class X, 2.309% (g)	933	933
TOTAL SHORT-TERM INVESTMENTS (Cost $933)		933

Total Investments (Cost $131,877,677) - 99.41%		148,941,644
Other Assets in Excess of Liabilities - 0.59%		878,971
TOTAL NET ASSETS - 100.00%		$149,820,615

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $679,797, represents 0.45% of net assets.
(c)	Illiquid security. The total market value of these securities was $17,295, representing 0.01% of net assets.
(d)	Fair valued security. Value determined using significant unobservable inputs.
(e)	All or portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $216,181.
(f)
Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $3,829, acquired January 14, 2014 with an original cost of $0, which was 0.00% of its net assets.

(g)	Seven day yield as of February 28, 2019.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CDI
CHESS Depositary Interests are a way of allowing securities of foreign companies to be traded on the Australian Stock Exchange. CDIs afford shareholders all of the same direct economic benefits as ordinary shares, such as the right to dividends and to participate in rights offers.

CVA	Commanditaire Vennootschap op Aandelen is a Belgium term for limited partnership with shares.
LP	Limited Partnership
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
S de RL de CV
Sociedad De Responsabilidad Limitada De Capital Variable is a nonnegotiable stock limited liability corporation of two or more persons whose liabilities for acts of the corporation ar elimited to their capital contribution.

SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.
Tbk PT	Perseroan Terbatas is an Indonesian term that refers to a Limited Liability Company. Tbk is added if the shares become publicly listed on the stock exchange.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
February 28, 2019 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange traded funds ("ETFs") are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that mayaffect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.

Summary of Fair Value Exposure at February 28, 2019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3^	Total
Common Stocks*	$281,797,561	$-	$-	$281,797,561
Rights	-	-	2,341	2,341
Investments Purchased with Proceeds from Securities Lending	1,015,103	-	-	1,015,103
Short-Term Investments	787,554	-	-	787,554

Total Investment in Securities	$283,600,218	$-	$2,341	$283,602,559

* For further information regarding security characteristics, please see the Schedules of Investments.
^ The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Rights
Balance as of 11/30/2018	$2,341
Acquisitions	-
Dispositions	-
Realized Gain (Loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into level 3	-
Balance as of 2/28/2019	$2,341

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2019:

	Fair Value February 28, 2019	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input (1)
Rights	$2,341	Last traded price and company-specific information	Market Assessment	$0.58

(1) Table presents information for one security, which has been valued at $0.58 throughout the period.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,464,864	$213,698,958	$-	$218,163,822
Short-Term Investments	769	-	-	769

Total Investment in Securities	$4,465,633	$213,698,958	$-	$218,164,591

* For further information regarding security characteristics, please see the Schedules of Investments.
The Fund did not hold any Level 3 securities during the period.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1	Level 2	Level 3^	Total
Common Stocks*	$1,666,267	$24,020,479	$-	$25,686,746
Real Estate Investment Trusts*	84,599,502	38,345,652	3,829	122,948,983
Closed-End Funds	45,108	-	-	45,108
Rights	704	-	1,158	1,862
Investments Purchased with Proceeds from Securities Lending	246,408	-	-	246,408
Liquidating Trusts	-	-	11,604	11,604
Short-Term Investments	933	-	-	933

Total Investment in Securities	$86,558,922	$62,366,131	$16,591	$148,941,644

* For further information regarding security characteristics, please see the Schedules of Investments.
^ The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Real Estate Investment Trusts	Rights	Liquidating Trusts
Balance as of 11/30/2018	$3,945	$-	$-
Acquisitions	-	-	-
Dispositions	-	-	-
Realized Gain (Loss)	-	-	-
Change in unrealized appreciation (depreciation)	(116)	1,158	-
Transfers into level 3	-	-	11,604
Balance as of 2/28/2019	$3,829	$1,158	$11,604

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2019:

	Fair Value February 28, 2019	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Real Estate Investment Trusts	$3,829	Last traded price and company-specific information	Liquidation Value	$0.04	(1)
Rights	1,158	Intrinsic Value	Financial Assessments	0.00-0.24	(2)
Liquidating Trusts	11,604	Last traded price and company-specific information	Liquidation Value	1.21	(3)

(1) Value represents information for one security, which has been valued at 0.05 Australian dollars throughout the period.
(2) Value represents information for one security, which has been valued at 0.01 to 1.86 Hong Kong dollars throughout the period.
(3) Value represents information for one security, which has been valued at $1.21 throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not hold derivative instruments during the period ended February 28, 2019.

Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date   4/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  4/17/2019

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  4/17/2019

* Print the name and title of each signing officer under his or her signature.